Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 99.5%
Aerospace & Defense – 2.4%
General Dynamics Corp	13,094	$3,957,007
L3Harris Technologies Inc	8,313	1,977,413
Lockheed Martin Corp	6,055	3,539,511
Raytheon Technologies Corp	49,518	5,999,601
		15,473,532
Automobiles – 2.3%
Ferrari NV	6,806	3,199,569
Tesla Inc*	43,255	11,316,805
		14,516,374
Banks – 1.6%
JPMorgan Chase & Co	49,277	10,390,548
Beverages – 2.7%
Coca-Cola Co	178,410	12,820,543
Constellation Brands Inc - Class A	6,900	1,778,061
PepsiCo Inc	14,560	2,475,928
		17,074,532
Biotechnology – 1.3%
AbbVie Inc	12,018	2,373,315
Amgen Inc	11,265	3,629,696
Regeneron Pharmaceuticals Inc*	1,898	1,995,253
		7,998,264
Building Products – 0.9%
Johnson Controls International PLC	27,885	2,164,155
Trane Technologies PLC	9,999	3,886,911
		6,051,066
Capital Markets – 3.8%
BlackRock Inc	5,432	5,157,739
Cboe Global Markets Inc	13,568	2,779,676
Goldman Sachs Group Inc	10,372	5,135,281
Intercontinental Exchange Inc	28,302	4,546,433
Moody's Corp	9,109	4,323,040
S&P Global Inc	4,364	2,254,530
		24,196,699
Chemicals – 2.1%
Ecolab Inc	15,348	3,918,805
Linde PLC	14,905	7,107,598
LyondellBasell Industries NV	22,759	2,182,588
		13,208,991
Commercial Services & Supplies – 1.1%
Cintas Corp	24,907	5,127,853
Republic Services Inc	9,710	1,950,156
		7,078,009
Communications Equipment – 0.7%
Motorola Solutions Inc	9,910	4,455,833
Diversified Financial Services – 5.7%
Berkshire Hathaway Inc*	32,563	14,987,447
Fiserv Inc*	18,343	3,295,320
Mastercard Inc - Class A	19,974	9,863,161
Visa Inc	29,534	8,120,373
		36,266,301
Diversified Telecommunication Services – 0.9%
Verizon Communications Inc	126,603	5,685,741
Electric Utilities – 0.6%
Edison International	44,339	3,861,483
Electrical Equipment – 1.0%
Eaton Corp PLC	10,663	3,534,145
Emerson Electric Co	28,552	3,122,732
		6,656,877
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	59,228	3,859,296
CDW Corp/DE	5,592	1,265,470
TE Connectivity PLC*	12,405	1,873,031
		6,997,797

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – 1.5%
Walt Disney Co	101,669	$9,779,541
Food & Staples Retailing – 2.5%
Costco Wholesale Corp	9,175	8,133,821
Walmart Inc	95,573	7,717,520
		15,851,341
Food Products – 1.4%
Campbell Soup Co	57,233	2,799,839
Kellanova	48,414	3,907,494
Mondelez International Inc	30,290	2,231,464
		8,938,797
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	17,876	2,038,043
Becton Dickinson and Co	7,761	1,871,177
Boston Scientific Corp*	25,403	2,128,771
Stryker Corp	7,891	2,850,703
		8,888,694
Health Care Providers & Services – 2.0%
AmerisourceBergen Corp	7,839	1,764,402
Labcorp Holdings Inc	5,559	1,242,325
McKesson Corp	3,297	1,630,103
Quest Diagnostics Inc	20,881	3,241,775
UnitedHealth Group Inc	8,438	4,933,530
		12,812,135
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings Inc	868	3,656,120
Chipotle Mexican Grill Inc*	49,999	2,880,942
Domino's Pizza Inc	5,919	2,545,999
Hilton Worldwide Holdings Inc	12,878	2,968,379
McDonald's Corp	40,696	12,392,339
Starbucks Corp	17,988	1,753,650
Texas Roadhouse Inc	16,916	2,987,366
Yum! Brands Inc	23,737	3,316,296
		32,501,091
Household Durables – 0.5%
Toll Brothers Inc	21,915	3,385,648
Household Products – 1.8%
Church & Dwight Co Inc	21,344	2,235,144
Colgate-Palmolive Co	41,327	4,290,156
Procter & Gamble Co	29,303	5,075,279
		11,600,579
Industrial Conglomerates – 0.7%
Honeywell International Inc	21,932	4,533,564
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	17,760	2,242,733
Information Technology Services – 1.1%
GoDaddy Inc*	13,594	2,131,268
International Business Machines Corp	15,965	3,529,542
VeriSign Inc*	7,642	1,451,674
		7,112,484
Insurance – 2.5%
Allstate Corp	634	120,238
Aon PLC - Class A	2,313	800,275
Arthur J Gallagher & Co	19,209	5,404,837
Chubb Ltd	16,280	4,694,989
Hartford Financial Services Group Inc	17,664	2,077,463
Prudential Financial Inc	25,152	3,045,907
		16,143,709
Interactive Media & Services – 5.6%
Alphabet Inc - Class A	147,358	24,439,324
Meta Platforms Inc - Class A	19,279	11,036,071
		35,475,395
Machinery – 2.3%
Cummins Inc	10,582	3,426,346
Otis Worldwide Corp	11,602	1,205,912
Parker-Hannifin Corp	5,103	3,224,177
Wabtec Corp	19,550	3,553,604
Xylem Inc/NY	21,972	2,966,879
		14,376,918

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 2.2%
Amazon.com Inc*	76,274	$14,212,134
Multi-Utilities – 0.3%
Public Service Enterprise Group Inc	22,243	1,984,298
Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp	20,562	3,028,166
ONEOK Inc	30,669	2,794,866
		5,823,032
Pharmaceuticals – 5.1%
Eli Lilly & Co	19,327	17,122,562
Johnson & Johnson	83,003	13,451,466
Merck & Co Inc	15,585	1,769,833
		32,343,861
Professional Services – 1.2%
Amentum Holdings Inc*	12,865	414,896
Jacobs Solutions Inc	12,865	1,684,028
Paychex Inc	14,773	1,982,389
Verisk Analytics Inc	13,755	3,685,790
		7,767,103
Real Estate Management & Development – 0.4%
CBRE Group Inc*	21,001	2,614,204
Residential Real Estate Investment Trusts (REITs) – 0.4%
AvalonBay Communities Inc	475	106,994
Mid-America Apartment Communities Inc	13,466	2,139,747
		2,246,741
Retail Real Estate Investment Trusts (REITs) – 0.5%
Simon Property Group Inc	19,318	3,265,128
Road & Rail – 0.5%
Ryder System Inc	23,962	3,493,660
Semiconductor & Semiconductor Equipment – 6.4%
Broadcom Inc	73,946	12,755,685
NVIDIA Corp	204,417	24,824,400
Qualcomm Inc	19,210	3,266,661
		40,846,746
Software – 12.5%
Check Point Software Technologies Ltd*	11,309	2,180,488
Intuit Inc	16,466	10,225,386
Microsoft Corp	96,350	41,459,405
Oracle Corp	39,952	6,807,821
Palo Alto Networks Inc*	10,566	3,611,459
Salesforce.com Inc	44,390	12,149,987
Synopsys Inc*	6,856	3,471,810
		79,906,356
Specialized Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp	10,186	2,368,856
Iron Mountain Inc	23,059	2,740,101
Public Storage	6,768	2,462,672
		7,571,629
Specialty Retail – 1.2%
AutoZone Inc*	825	2,598,783
TJX Cos Inc	41,403	4,866,509
		7,465,292
Technology Hardware, Storage & Peripherals – 8.4%
Apple Inc	215,572	50,228,276
NetApp Inc	26,133	3,227,687
		53,455,963
Trading Companies & Distributors – 0.5%
AerCap Holdings NV	31,772	3,009,444
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc	23,263	4,800,553
Total Common Stocks (cost $481,005,509)		634,360,820
Investment Companies – 0.5%
Exchange-Traded Funds (ETFs) – 0.3%
Schwab US Large-Cap#	30,638	2,078,788
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£	1,444,487	1,444,776
Total Investment Companies (cost $3,468,315)		3,523,564

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	44,160	$44,160
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$11,040	11,040
Total Investments Purchased with Cash Collateral from Securities Lending (cost $55,200)		55,200
Total Investments (total cost $484,529,024) – 100.0%		637,939,584
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(284,604)
Net Assets – 100%		$637,654,980

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$627,677,052	98.4%
Italy	3,199,569	0.5
Netherlands	3,009,444	0.5
Israel	2,180,488	0.3
Switzerland	1,873,031	0.3
Total	$637,939,584	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$344,765	$9,887,706	$(8,787,457)	$(94)	$(144)	$1,444,776	1,444,487	$6,002
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	-	92,700,203	(92,656,043)	-	-	44,160	44,160	258 ∆
Total Affiliated Investments - 0.2%
	$344,765	$102,587,909	$(101,443,500)	$(94)	$(144)	$1,488,936	1,488,647	$6,260

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$634,360,820	$-	$-
Investment Companies
Exchange-Traded Funds (ETFs)	2,078,788	-	-
Money Markets	-	1,444,776	-
Investments Purchased with Cash Collateral from Securities Lending	-	55,200	-
Total Assets	$636,439,608	$1,499,976	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70296 11-24